Derivative Warrant Liabilities - Additional Information (Detail) - $ / shares	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 17, 2020
Warrants exercisable term from the date of completion of business combination	30 days	30 days
Warrants exercisable term from the closing of IPO	12 months	12 months
Minimum lock in period for SEC registration from date of business combination	20 days	20 days
Minimum lock In period to become effective after the closing of the initial Business Combination	60 days	60 days
Effective day for registration statement issuable upon exercise of the warrants	60 days	60 days
Warrants expiration term	5 years	5 years
Share price			$ 10.00
Percentage of capital raised for business combination to total equity Proceeds	60.00%	60.00%
Class of warrants, redemption price per unit	$ 10.00	$ 10.00
IPO [Member]
Share price			10.00
Share Price Equals or Exceeds $10 [Member]
Class of warrants, redemption price per unit	18.00
Share Price More Than or Equals To $18 [Member]
Share price	$ 18.00	$ 18.00
Number of consecutive trading days for determining share price	20 days	20 days
Class of warrants, exercise price adjustment percentage	180.00%
Class of warrants, redemption notice period	30 days	30 days
Number of consecutive trading days for determining share price	20 days	20 days
Class of warrants, redemption price per unit	$ 0.01	$ 0.01
Number of trading days for determining share price	30 days	30 days
Share Price Less Than or Equals To $9.2 [Member]
Class of warrants, exercise price adjustment percentage	115.00%
Share Price Less Than or Equals To $18 [Member]
Share price	$ 10.00	$ 10.00
Class of warrants, exercise price adjustment percentage	100.00%
Class of warrants, redemption notice period	30 days	30 days
Class of warrants, redemption price per unit	$ 0.10	$ 18.00
Share Price Less Than or Equals To $18 [Member] | IPO [Member]
Class of warrants, redemption price per unit		$ 0.10
Public Warrants [Member]
Warrants outstandings	9,343,750	9,343,750
Private Warrant [Member]
Warrants outstandings	6,316,667
Common Class A [Member]
Share price	$ 9.20		$ 11.50
Securities called by each warrant	0.361	0.361
Number of days determining fair market value of the ClassA ordinary shares	10 days	10 days
Common Class A [Member] | IPO [Member]
Warrants outstandings	9,343,750
Common Class A [Member] | Share Price Below $9.20 [Member]
Share price	$ 9.20	$ 9.20
Warrant [Member]
Warrants exercise price	$ 11.50	11.50
Common Stock [Member] | Share Price More Than or Equals To $18 [Member]
Share price		$ 18.00
Class of warrants, exercise price adjustment percentage		180.00%
Common Stock [Member] | Share Price Less Than or Equals To $9.2 [Member]
Class of warrants, exercise price adjustment percentage		115.00%
Common Stock [Member] | Share Price Less Than or Equals To $18 [Member]
Share price		$ 10.00
Class of warrants, exercise price adjustment percentage		100.00%
Common Stock [Member] | Common Class A [Member]
Share price		$ 9.20